INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,585	$ 1,481
Accumulated Amortization	964	876
Development in Progress	29	51
Total	650	656
Computer applications software
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,580	1,476
Accumulated Amortization	959	871
Development in Progress	29	51
Total	650	656
Other
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 0